UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Midcap Index Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, Inc., covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The final two months of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses.Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs on the reporting period’s final day.

We believe that the economic recovery’s pause over the winter of 2014 will prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stock valuations have generally risen after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Midcap Index Fund produced a total return of 5.73%.1 The Standard & Poor’s MidCap 400® Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 5.94% for the same period.2,3

Despite anemic growth in the midst of harsh winter weather over the opening months of 2014, generally improving U.S. economic conditions helped support moderate gains among midcap stocks for the reporting period overall.The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 400 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 400 Index.

Midcap Stocks Advanced Despite Economic Uncertainty

In spite of occasional bouts of weakness, stocks generally continued to climb over the reporting period during an economic recovery fueled by falling unemployment and low short-term interest rates.These factors proved especially supportive of stock prices over the final months of 2013, when the market rally was led by smaller, more speculative companies that tend to be more sensitive to changes in economic conditions.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, market sentiment appeared to change in January 2014, when U.S. equities gave back some of their previous gains amid concerns about economic slowdowns in the emerging markets, but stocks rebounded in February and maintained their value in March and April when those worries proved to be overblown. Nonetheless, the U.S. Department of Commerce estimated that U.S. GDP grew at a very sluggish annualized rate of just 0.01% over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

Despite these troublesome economic developments, U.S. midcap stocks generally posted solid gains for the reporting period.While large-cap stocks produced higher returns than their midcap counterparts, on average, midcap stocks outperformed small-cap stocks.Value-oriented midcap stocks typically fared better than growth-oriented stocks over the reporting period as investors turned their attention from economically sensitive companies to those with steady earnings and underlying businesses that tend to do consistently well under a variety of economic conditions.

Most Market Sectors Post Positive Absolute Returns

Of the 10 economic segments represented in the S&P 400 Index, only the telecommunications services sector lost a degree of value over the reporting period. The industrials, financials, and consumer discretionary sectors led the midcap market’s advance.

In the industrials sector, midsize aerospace-and-defense contractors benefited from pent-up government demand after Congress passed a budget with increased allocations to defense spending. Investors also responded positively to midcap defense companies’ acquisitions of smaller firms. Machinery companies also fared well, particularly makers of specialty transportation equipment that saw orders bounce back as the weather improved in the spring. Among financial companies, real estate investment trusts with properties in urban areas rebounded from earlier weakness as residential and commercial leasing activity increased. In addition, insurance companies benefited from last year’s rate increases, as well as from heightened levels of corporate restructuring and mergers-and-acquisitions activity. The consumer discretionary sector achieved gains among specialty retailers, including sellers of jewelry, apparel, and auto parts.To a lesser degree, the consumer staples and information technology sectors also outperformed market averages.

Although disappointments proved relatively mild over the reporting period, the telecommunications services sector fell modestly due to intensifying competitive pressures, higher network access costs, and rising labor costs for many telephone service providers.The energy sector eked out a modest overall gain but lagged market averages due to weakness among deep seas drilling specialists at a time when lower cost, land-based hydraulic fracturing activity intensified.

Replicating the Performance of the S&P 400 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that U.S. economic growth showed signs by the end of the reporting period of rebounding from previous weather-related weakness. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s
Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s, and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,057.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—99.0%	Shares		Value ($)
Automobiles & Components—.4%
Gentex	331,983		9,517,953
Thor Industries	101,045		6,150,609
			15,668,562
Banks—5.4%
Associated Banc-Corp	368,023		6,458,804
Astoria Financial	191,988		2,545,761
BancorpSouth	190,974		4,461,153
Bank of Hawaii	102,455		5,652,442
Cathay General Bancorp	164,578		3,884,041
City National	107,147		7,775,658
Commerce Bancshares	184,498		8,021,973
Cullen/Frost Bankers	119,251		9,111,969
East West Bancorp	325,124		11,220,029
First Horizon National	541,755		6,224,765
First Niagara Financial Group	800,661		7,141,896
FirstMerit	373,574		7,243,600
Fulton Financial	435,324		5,306,600
Hancock Holding	185,603		6,260,389
International Bancshares	128,514		2,950,681
New York Community Bancorp	1,001,428		15,432,005
PacWest Bancorp	216,751		8,533,487
Prosperity Bancshares	128,434		7,577,606
Signature Bank	108,536	[a]	12,896,248
SVB Financial Group	104,780	[a]	11,178,978
Synovus Financial	2,212,120		7,100,905
TCF Financial	372,430		5,847,151
Trustmark	150,913		3,451,380
Umpqua Holdings	388,222		6,456,132
Valley National Bancorp	451,628	[b]	4,525,313
Washington Federal	234,160		5,053,173
Webster Financial	204,158		6,153,322
Westamerica Bancorporation	62,749		3,188,904
			191,654,365

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods—11.6%
A.O. Smith	174,967		8,181,457
Acuity Brands	98,526		12,273,384
AECOM Technology	222,071	[a]	7,199,542
AGCO	198,743		11,069,985
Alliant Techsystems	73,044		10,534,406
B/E Aerospace	223,802	[a]	19,643,102
Carlisle	145,910		12,001,097
CLARCOR	113,735		6,569,334
Crane	110,533		8,039,065
Donaldson	304,192		12,803,441
Esterline Technologies	71,009	[a]	7,741,401
Exelis	426,578		7,908,756
Fortune Brands Home & Security	377,666		15,049,990
GATX	104,423		6,853,281
General Cable	112,743		2,888,476
Graco	139,117		10,085,983
Granite Construction	85,277		3,187,654
Harsco	183,353		4,387,637
Hubbell, Cl. B	123,469		14,534,771
Huntington Ingalls Industries	110,985		11,431,455
IDEX	186,177		13,883,219
ITT	205,475		8,864,192
KBR	339,799		8,620,701
Kennametal	177,508		8,294,949
Lennox International	104,284		8,742,128
Lincoln Electric Holdings	184,490		12,325,777
MSC Industrial Direct, Cl. A	109,206		9,944,298
Nordson	138,457		10,294,278
Oshkosh	191,784		10,645,930
Regal-Beloit	101,983		7,621,190
SPX	102,215		10,409,576
Terex	255,555		11,062,976
Timken	177,552		11,199,980
Trinity Industries	176,463		13,245,313
Triumph Group	117,817		7,635,720

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
United Rentals	211,867	[a]	19,879,481
URS	164,534		7,752,842
Valmont Industries	60,703		9,039,284
Wabtec	218,791		16,310,869
Watsco	61,178		6,295,828
Woodward	136,884		6,136,510
			410,589,258
Commercial & Professional Services—2.9%
Clean Harbors	124,839	[a]	7,490,340
Copart	253,094	[a]	9,179,719
Corporate Executive Board	76,435		5,275,544
Deluxe	115,991		6,373,705
FTI Consulting	93,354	[a]	3,202,042
Herman Miller	132,536		4,086,085
HNI	104,060		3,666,034
Manpowergroup	181,311		14,747,837
MSA Safety	71,380		3,765,295
R.R. Donnelley & Sons	447,667		7,878,939
Rollins	145,315		4,371,075
The Brink’s Company	109,551		2,786,977
Towers Watson & Co., Cl. A	146,636		16,455,492
Waste Connections	283,476		12,660,038
			101,939,122
Consumer Durables & Apparel—3.7%
Brunswick	210,409		8,456,338
Carter’s	123,497		9,096,789
Deckers Outdoor	78,141	[a]	6,169,232
Hanesbrands	225,151		18,482,646
Jarden	281,076	[a]	16,063,493
Kate Spade & Company	277,218	[a]	9,638,870
KB Home	186,288	[b]	3,075,615
M.D.C. Holdings	87,603		2,417,843
NVR	9,376	[a]	10,097,952
Polaris Industries	149,797		20,122,231
Tempur Sealy International	136,768	[a]	6,863,018

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Toll Brothers	364,787	[a]	12,490,307
Tupperware Brands	114,792		9,746,989
			132,721,323
Consumer Services—2.3%
Apollo Education Group	226,549	[a]	6,538,204
Bally Technologies	88,047	[a]	5,732,740
Bob Evans Farms	56,458		2,646,186
Brinker International	151,703		7,454,685
Cheesecake Factory	108,870		4,887,174
DeVry Education Group	129,298		5,822,289
Domino’s Pizza	126,255		9,390,847
International Speedway, Cl. A	62,694		1,971,099
Life Time Fitness	89,910	[a,b]	4,315,680
Matthews International, Cl. A	62,681		2,529,178
Panera Bread, Cl. A	60,010	[a]	9,179,730
Service Corporation International	480,195		9,013,260
Sotheby’s	155,456		6,538,479
Wendy’s	599,484		4,981,712
			81,001,263
Diversified Financials—3.2%
Affiliated Managers Group	120,465	[a]	23,876,163
CBOE Holdings	196,959		10,509,732
Eaton Vance	278,359		10,040,409
Federated Investors, Cl. B	212,740	[b]	6,071,600
Greenhill & Co.	60,051		3,011,558
Janus Capital Group	342,281		4,151,869
MSCI	265,662	[a]	10,769,937
Raymond James Financial	282,916		14,060,925
SEI Investments	328,791		10,646,253
SLM	973,003	[a]	9,010,008
Waddell & Reed Financial, Cl. A	193,243		13,034,240
			115,182,694
Energy—6.1%
Atwood Oceanics	130,258	[a]	6,455,586
Bill Barrett	110,663	[a]	2,620,500

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
CARBO Ceramics	44,995	[b]	6,295,250
Cimarex Energy	197,462		23,521,673
Dresser-Rand Group	174,981	[a]	10,575,852
Dril-Quip	92,229	[a]	10,432,944
Energen	166,789		12,994,531
Gulfport Energy	192,929	[a]	14,213,079
Helix Energy Solutions Group	221,845	[a]	5,333,154
HollyFrontier	451,726		23,756,270
Oceaneering International	245,863		18,016,841
Oil States International	121,639	[a]	11,816,012
Patterson-UTI Energy	327,259		10,645,735
Rosetta Resources	138,466	[a]	6,554,980
SM Energy	153,737		11,396,524
Superior Energy Services	361,967		11,915,954
Tidewater	111,897		5,698,914
Unit	98,624	[a]	6,504,253
World Fuel Services	164,549		7,493,561
WPX Energy	451,156	[a]	9,600,600
			215,842,213
Food & Staples Retailing—.3%
SUPERVALU	444,967	[a]	3,110,319
United Natural Foods	111,995	[a]	7,731,015
			10,841,334
Food, Beverage & Tobacco—1.9%
Dean Foods	221,718		3,512,013
Flowers Foods	396,652		8,139,299
Hain Celestial Group	113,299	[a]	9,745,980
Hillshire Brands	282,143		10,058,398
Ingredion	169,829		11,964,453
Lancaster Colony	43,963		4,171,209
Post Holdings	85,900	[a]	4,489,134
Tootsie Roll Industries	49,031	[b]	1,382,184
Universal	52,715	[b]	2,876,658
WhiteWave Foods, Cl. A	397,700	[a]	11,012,313
			67,351,641

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services—6.1%
Align Technology	160,132	[a]	8,069,051
Allscripts Healthcare Solutions	359,749	[a]	5,475,380
Community Health Systems	259,975	[a]	9,850,453
Cooper	109,075		14,388,083
Health Net	180,366	[a]	6,191,965
Henry Schein	195,221	[a]	22,300,095
Hill-Rom Holdings	132,746		4,959,391
HMS Holdings	198,830	[a]	3,215,081
Hologic	626,820	[a]	13,153,818
IDEXX Laboratories	117,503	[a]	14,857,079
LifePoint Hospitals	106,933	[a]	5,979,693
Masimo	116,883	[a]	3,127,789
MEDNAX	230,840	[a]	13,677,270
Omnicare	227,404		13,478,235
Owens & Minor	143,176		4,802,123
ResMed	322,669	[b]	16,085,050
Sirona Dental Systems	124,606	[a]	9,372,863
STERIS	133,013		6,391,275
Teleflex	93,231		9,517,953
Thoratec	132,004	[a]	4,327,091
Universal Health Services, Cl. B	203,176		16,617,765
VCA Antech	200,820	[a]	6,151,117
WellCare Health Plans	98,734	[a]	6,661,583
			218,650,203
Household & Personal Products—1.1%
Church & Dwight	312,360		21,555,964
Energizer Holdings	142,932		15,964,075
			37,520,039
Insurance—5.3%
Alleghany	38,047	[a]	15,522,415
American Financial Group	162,001		9,465,718
Arthur J. Gallagher & Co.	347,595		15,648,727
Aspen Insurance Holdings	148,624		6,804,007
Brown & Brown	270,013		8,040,987
Everest Re Group	108,818		17,196,509
Fidelity National Financial, Cl. A	628,525		20,225,935

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
First American Financial	242,827		6,459,198
HCC Insurance Holdings	227,472		10,450,064
Kemper	116,213		4,579,954
Mercury General	82,254		3,936,676
Old Republic International	547,671		9,069,432
Primerica	123,765		5,679,576
Protective Life	179,738		9,193,599
Reinsurance Group of America	161,962		12,424,105
RenaissanceRe Holdings	94,983		9,613,229
StanCorp Financial Group	99,748		6,094,603
The Hanover Insurance Group	99,073		5,790,817
W.R. Berkley	237,475		10,505,894
			186,701,445
Materials—7.5%
Albemarle	181,195		12,147,313
AptarGroup	149,271		10,063,851
Ashland	163,737		15,816,994
Cabot	134,833		7,793,347
Carpenter Technology	119,833		7,525,512
Cliffs Natural Resources	349,215	[b]	6,188,090
Commercial Metals	264,089		5,070,509
Compass Minerals International	75,591		6,924,136
Cytec Industries	80,248		7,649,239
Domtar	73,802		6,890,155
Eagle Materials	113,302		9,441,456
Greif, Cl. A	68,411		3,707,192
Intrepid Potash	120,271	[a,b]	1,960,417
Louisiana-Pacific	318,588	[a,b]	5,221,657
Martin Marietta Materials	106,112	[b]	13,192,905
Minerals Technologies	78,430		4,665,801
NewMarket	25,867		9,630,801
Olin	182,161	[b]	5,118,724
Packaging Corporation of America	222,796		14,844,897
PolyOne	215,632		8,079,731
Reliance Steel & Aluminum	177,484		12,569,417
Rock-Tenn, Cl. A	163,695		15,650,879

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Royal Gold	147,354		9,754,835
RPM International	305,046		13,013,262
Scotts Miracle-Gro, Cl. A	99,207		6,072,460
Sensient Technologies	113,034		6,109,488
Silgan Holdings	101,716		5,060,371
Sonoco Products	231,373		9,736,176
Steel Dynamics	502,984		9,189,518
Valspar	179,353		13,099,943
Worthington Industries	119,383		4,393,294
			266,582,370
Media—1.2%
AMC Networks, Cl. A	134,299	[a]	8,819,415
Cinemark Holdings	234,761		6,953,621
DreamWorks Animation SKG, Cl. A	164,204	[a]	3,945,822
John Wiley & Sons, Cl. A	105,292		6,050,078
Lamar Advertising, Cl. A	147,795	[a]	7,377,926
Meredith	86,939		3,831,402
New York Times, Cl. A	293,510		4,719,641
			41,697,905
Pharmaceuticals, Biotech & Life Sciences—3.2%
Bio-Rad Laboratories, Cl. A	45,905	[a]	5,655,955
Charles River Laboratories International	111,065	[a]	5,966,412
Covance	128,896	[a]	11,378,939
Cubist Pharmaceuticals	169,950	[a]	11,906,697
Endo International	311,368	[a]	19,599,059
Mallinckrodt	132,693	[a,b]	9,451,722
Mettler-Toledo International	67,443	[a]	15,722,312
Salix Pharmaceuticals	144,377	[a]	15,881,470
Techne	75,039		6,701,733
United Therapeutics	105,998	[a]	10,600,860
			112,865,159
Real Estate—9.1%
Alexander & Baldwin	99,690		3,719,434
Alexandria Real Estate Equities	164,350	[c]	12,132,317
American Campus Communities	237,351	[c]	9,066,808
BioMed Realty Trust	435,508	[c]	9,102,117

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Camden Property Trust	195,768	[c]	13,408,150
Corporate Office Properties Trust	197,184	[c]	5,274,672
Corrections Corporation of America	262,409	[c]	8,607,015
Duke Realty	747,554	[c]	13,097,146
Equity One	141,313	[c]	3,183,782
Extra Space Storage	252,311	[c]	13,203,435
Federal Realty Investment Trust	151,841	[c]	17,847,391
Highwoods Properties	203,503	[c]	8,211,346
Home Properties	128,758	[c]	7,931,493
Hospitality Properties Trust	336,064	[c]	10,098,723
Jones Lang LaSalle	101,964		11,816,608
Kilroy Realty	188,234	[c]	11,213,099
Liberty Property Trust	336,377	[c]	12,614,138
Mack-Cali Realty	198,098	[c]	4,035,256
Mid-America Apartment Communities	171,558	[c]	11,949,015
National Retail Properties	279,420	[b,c]	9,536,605
Omega Healthcare Investors	280,934	[b,c]	9,770,885
Potlatch	92,410	[c]	3,532,834
Rayonier	289,753	[c]	13,067,860
Realty Income	499,525	[b,c]	21,704,361
Regency Centers	211,771	[c]	11,103,154
Senior Housing Properties Trust	458,828	[c]	10,768,693
SL Green Realty	215,650	[c]	22,580,712
Taubman Centers	145,753	[c]	10,616,649
UDR	569,419	[c]	14,725,175
Weingarten Realty Investors	253,949	[c]	7,923,209
			321,842,082
Retailing—4.9%
Aaron’s	164,200		4,838,974
Abercrombie & Fitch, Cl. A	172,265		6,332,461
Advance Auto Parts	165,574		20,082,470
American Eagle Outfitters	383,495		4,433,202
ANN	103,762	[a]	4,066,433
Ascena Retail Group	290,606	[a]	4,998,423
Big Lots	131,461	[a]	5,192,709
Cabela’s	105,370	[a,b]	6,913,326

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Chico’s FAS	363,452		5,771,618
CST Brands	170,613		5,567,102
Dick’s Sporting Goods	233,792		12,311,487
Foot Locker	334,256		15,552,932
Guess?	137,674		3,704,807
HSN	76,067		4,414,929
J.C. Penney	709,047	[a,b]	6,041,080
LKQ	683,312	[a]	19,898,045
Murphy USA	102,466	[a]	4,354,805
Office Depot	1,077,562	[a]	4,407,229
Rent-A-Center	120,867		3,530,525
Signet Jewelers	184,126		18,655,646
Williams-Sonoma	199,786		12,550,557
			173,618,760
Semiconductors & Semiconductor
Equipment—2.6%
Advanced Micro Devices	1,387,641	[a,b]	5,675,452
Atmel	971,339	[a]	7,547,304
Cree	274,244	[a]	12,936,089
Cypress Semiconductor	327,031	[a]	3,096,984
Fairchild Semiconductor International	286,662	[a]	3,649,207
Integrated Device Technology	320,524	[a]	3,740,515
International Rectifier	159,447	[a]	4,152,000
Intersil, Cl. A	288,074		3,554,833
RF Micro Devices	634,565	[a]	5,355,729
Semtech	154,190	[a]	3,697,476
Silicon Laboratories	89,308	[a]	4,014,395
Skyworks Solutions	430,865		17,687,008
SunEdison	555,522	[a]	10,682,688
Teradyne	434,029	[b]	7,669,292
			93,458,972
Software & Services—8.0%
ACI Worldwide	88,451	[a]	5,054,975
Acxiom	169,800	[a]	4,795,152
Advent Software	90,854		2,618,412
ANSYS	210,544	[a]	16,066,613

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
AOL	179,931	[a]	7,702,846
Broadridge Financial Solutions	273,351		10,480,277
Cadence Design Systems	652,893	[a]	10,159,015
CommVault Systems	100,527	[a]	4,865,507
Compuware	488,583		5,061,720
Concur Technologies	108,054	[a]	8,695,105
Convergys	230,601		4,967,146
Conversant	141,635	[a]	3,461,559
CoreLogic	212,058	[a]	5,943,986
DST Systems	66,796		6,157,923
Equinix	113,174	[a,b]	21,255,209
FactSet Research Systems	91,644	[b]	9,760,086
Fair Isaac	79,145		4,527,094
Fortinet	316,180	[a]	6,949,636
Gartner	211,591	[a]	14,587,084
Global Payments	163,837		10,949,227
Informatica	247,436	[a]	8,771,606
Jack Henry & Associates	196,337		10,829,949
Leidos Holdings	152,949		5,695,821
Mentor Graphics	227,012		4,699,148
MICROS Systems	170,631	[a]	8,787,497
NeuStar, Cl. A	139,565	[a,b]	3,589,612
PTC	274,045	[a]	9,692,972
Rackspace Hosting	264,408	[a]	7,673,120
Rovi	224,723	[a]	5,009,076
Science Applications International	92,503		3,607,617
SolarWinds	147,530	[a]	5,948,410
Solera Holdings	157,953		10,232,195
Synopsys	354,429	[a]	13,333,619
TIBCO Software	350,644	[a]	6,883,142
VeriFone Systems	252,524	[a]	8,444,403
WEX	88,031	[a]	8,448,335
			285,705,094
Technology Hardware &
Equipment—4.6%
3D Systems	217,164	[a,b]	10,280,544

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
ADTRAN	134,483		3,016,454
Arrow Electronics	227,652	[a]	12,919,251
Avnet	315,713		13,616,702
Ciena	233,037	[a]	4,607,141
Diebold	144,040		5,417,344
FEI	95,631		7,604,577
Ingram Micro, Cl. A	349,883	[a]	9,432,846
InterDigital	95,418		3,312,913
Itron	90,923	[a]	3,455,074
JDS Uniphase	526,757	[a]	6,674,011
Knowles	194,066	[a]	5,420,263
Lexmark International, Cl. A	141,534		6,085,962
National Instruments	220,657		6,026,143
NCR	381,916	[a]	11,652,257
Plantronics	98,058		4,272,387
Polycom	320,951	[a]	3,947,697
Riverbed Technology	366,409	[a]	7,126,655
Tech Data	84,863	[a]	5,303,089
Trimble Navigation	591,034	[a]	22,713,437
Vishay Intertechnology	305,059		4,337,939
Zebra Technologies, Cl. A	113,701	[a]	7,895,397
			165,118,083
Telecommunication Services—.4%
Telephone & Data Systems	226,892		6,169,193
tw telecom	320,482	[a]	9,835,593
			16,004,786
Transportation—2.4%
Alaska Air Group	156,458		14,719,569
Con-way	128,253		5,448,187
Genesee & Wyoming, Cl. A	116,549	[a]	11,539,516
J.B. Hunt Transport Services	208,781		15,888,234
JetBlue Airways	506,574	[a]	4,004,467
Kirby	130,278	[a]	13,108,572
Landstar System	105,584		6,650,736
Old Dominion Freight Line	158,075	[a]	9,584,087

Common Stocks (continued)	Shares		Value ($)
Transportation (continued)
UTi Worldwide	207,062	[b]	2,027,137
Werner Enterprises	102,101		2,613,786
			85,584,291
Utilities—4.8%
Alliant Energy	254,629		14,890,704
Aqua America	405,256		10,167,873
Atmos Energy	227,432		11,608,129
Black Hills	101,217		5,845,282
Cleco	136,701		7,183,638
Great Plains Energy	349,033		9,364,555
Hawaiian Electric Industries	225,012	[b]	5,398,038
IDACORP	114,567		6,431,791
MDU Resources Group	428,830		15,189,159
National Fuel Gas	192,117		14,147,496
OGE Energy	450,822		16,829,185
ONE Gas	119,173		4,359,348
PNM Resources	182,272		5,045,289
Questar	401,471		9,747,716
UGI	261,762		12,221,668
Vectren	187,377		7,601,885
Westar Energy	291,611		10,463,003
WGL Holdings	116,619		4,640,270
			171,135,029
Total Common Stocks
(cost $2,295,064,073)			3,519,275,993
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 6/26/14
(cost $2,089,835)	2,090,000	[d]	2,089,975

Other Investment—.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $30,892,700)	30,892,700	[e]	30,892,700

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—4.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $173,850,690)	173,850,690 [e]	173,850,690
Total Investments (cost $2,501,897,298)	104.9%	3,726,109,358
Liabilities, Less Cash and Receivables	(4.9%)	(172,536,035)
Net Assets	100.0%	3,553,573,323

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2014, the value of the fund’s securities on loan was
$169,137,323 and the value of the collateral held by the fund was $174,059,245, consisting of cash collateral of
$173,850,690 and U.S. Government & Agency securities valued at $208,555.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Capital Goods	11.6	Pharmaceuticals,
Real Estate	9.1	Biotech & Life Sciences	3.2
Software & Services	8.0	Commercial & Professional Services	2.9
Materials	7.5	Semiconductors &
Energy	6.1	Semiconductor Equipment	2.6
Health Care Equipment & Services	6.1	Transportation	2.4
Short-Term/Money Market Investments	5.9	Consumer Services	2.3
Banks	5.4	Food, Beverage & Tobacco	1.9
Insurance	5.3	Media	1.2
Retailing	4.9	Household & Personal Products	1.1
Utilities	4.8	Automobiles & Components	.4
Technology Hardware & Equipment	4.6	Telecommunication Services	.4
Consumer Durables & Apparel	3.7	Food & Staples Retailing	.3
Diversified Financials	3.2		104.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2014	($)
Financial Futures Long
Standard & Poor’s Midcap 400 E-mini	265	35,857,150	June 2014	(573,539)

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $174,059,245)—Notes 1(b):
Unaffiliated issuers	2,297,153,908	3,521,365,968
Affiliated issuers	204,743,390	204,743,390
Cash		1,914,574
Receivable for investment securities sold		19,971,479
Dividends, interest and securities lending income receivable		1,747,491
Receivable for shares of Common Stock subscribed		611,255
Receivable for futures variation margin—Note 4		207,039
		3,750,561,196
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,439,501
Liability for securities on loan—Note 1(b)		173,850,690
Payable for investment securities purchased		17,077,852
Payable for shares of Common Stock redeemed		4,614,439
Accrued expenses		5,391
		196,987,873
Net Assets ($)		3,553,573,323
Composition of Net Assets ($):
Paid-in capital		2,260,123,874
Accumulated undistributed investment income—net		7,246,833
Accumulated net realized gain (loss) on investments		62,564,095
Accumulated net unrealized appreciation (depreciation)
on investments [including ($573,539) net unrealized
(depreciation) on financial futures]		1,223,638,521
Net Assets ($)		3,553,573,323
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		95,527,047
Net Asset Value, offering and redemption price per share ($)		37.20

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	25,510,507
Affiliated issuers	15,088
Income from securities lending—Note 1(b)	581,091
Interest	2,376
Total Income	26,109,062
Expenses:
Management fee—Note 3(a)	4,366,271
Shareholder servicing costs—Note 3(b)	4,366,271
Directors’ fees—Note 3(a,c)	132,968
Loan commitment fees—Note 2	13,800
Interest expense—Note 2	1,105
Total Expenses	8,880,415
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(132,968)
Net Expenses	8,747,447
Investment Income—Net	17,361,615
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	86,276,651
Net realized gain (loss) on financial futures	3,801,880
Net Realized Gain (Loss)	90,078,531
Net unrealized appreciation (depreciation) on investments	87,138,569
Net unrealized appreciation (depreciation) on financial futures	(1,204,396)
Net Unrealized Appreciation (Depreciation)	85,934,173
Net Realized and Unrealized Gain (Loss) on Investments	176,012,704
Net Increase in Net Assets Resulting from Operations	193,374,319

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	17,361,615	31,473,811
Net realized gain (loss) on investments	90,078,531	127,017,033
Net unrealized appreciation
(depreciation) on investments	85,934,173	667,298,120
Net Increase (Decrease) in Net Assets
Resulting from Operations	193,374,319	825,788,964
Dividends to Shareholders from ($):
Investment income—net	(29,701,904)	(28,757,493)
Net realized gain on investments	(126,163,403)	(94,133,024)
Total Dividends	(155,865,307)	(122,890,517)
Capital Stock Transactions ($):
Net proceeds from shares sold	446,972,725	988,501,317
Dividends reinvested	140,337,139	111,388,626
Cost of shares redeemed	(477,453,569)	(891,560,116)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	109,856,295	208,329,827
Total Increase (Decrease) in Net Assets	147,365,307	911,228,274
Net Assets ($):
Beginning of Period	3,406,208,016	2,494,979,742
End of Period	3,553,573,323	3,406,208,016
Undistributed investment income—net	7,246,833	19,587,122
Capital Share Transactions (Shares):
Shares sold	12,096,414	30,244,588
Shares issued for dividends reinvested	3,833,741	3,879,804
Shares redeemed	(12,932,845)	(27,347,388)
Net Increase (Decrease) in Shares Outstanding	2,997,310	6,777,004

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
(Unaudited)			2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	36.81		29.10	27.46	25.98	20.66	18.95
Investment Operations:
Investment income—net[a]	.18		.35	.26	.18	.25	.26
Net realized and
unrealized gain (loss)
on investments	1.90		8.80	2.72	1.91	5.31	2.73
Total from
Investment Operations	2.08		9.15	2.98	2.09	5.56	2.99
Distributions:
Dividends from
investment income—net	(.32)		(.34)	(.20)	(.22)	(.24)	(.32)
Dividends from net realized
gain on investments	(1.37)		(1.10)	(1.14)	(.39)	—	(.96)
Total Distributions	(1.69)		(1.44)	(1.34)	(.61)	(.24)	(1.28)
Net asset value,
end of period	37.20		36.81	29.10	27.46	25.98	20.66
Total Return (%)	5.73	[b]	32.84	11.51	8.00	27.05	17.89
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	.99	[c]	1.07	.92	.64	1.07	1.45
Portfolio Turnover Rate	8.02	[b]	10.41	12.76	19.40	14.15	21.72
Net Assets,
end of period
($ x 1,000)	3,553,573		3,406,208	2,494,980	2,302,143	2,201,094	1,758,165

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective seeks to match the performance of the Standard & Poor’s ® MidCap 400 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	3,498,593,210	—	—	3,498,593,210
Equity Securities—
Foreign
Common Stocks†	20,682,783	—	—	20,682,783
Mutual Funds	204,743,390	—	—	204,743,390
U.S. Treasury	—	2,089,975	—	2,089,975
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(573,539)	—	—	(573,539)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014, The Bank of New York Mellon earned $166,064 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013($)	Purchases ($)	Sales ($)	4/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	121,475,842	289,912,786	380,495,928	30,892,700.9
Dreyfus
Institutional
Cash
Advantage
Fund	37,872,072	585,329,786	449,351,168	173,850,690	4.9
Total	159,347,914	875,242,572	829,847,096	204,743,390	5.8

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $32,853,514 and long-term capital gains $90,037,003.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lion unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2014 was approximately $204,400 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $132,968.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to

Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, the fund was charged $4,366,271 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $729,556 and Shareholder Services Plan fees $729,556, which are offset against an expense reimbursement currently in effect in the amount of $19,611.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2014, amounted to $299,888,167 and $278,453,541, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Equity financial futures	48,789,473

At April 30, 2014, accumulated net unrealized appreciation on investments was $1,224,212,060, consisting of $1,293,303,936 gross unrealized appreciation and $69,091,876 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609). The complaint alleges that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in or around December, 2007 constitute constructive or intentional “fraudulent transfers” under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares.

On January 14, 2014, the Court issued a decision and order on motions to dismiss granting in part, and denying in part, the motions. On April 9, 2014, plaintiff filed a Third Amended Complaint continuing to assert constructive or intentional fraudulent transfer claims under applicable state law.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance generally ranked fourth or fifth of the five funds in the Performance Group and was above the Performance Group Universe median for four of the six periods.The board noted the proximity of the fund’s performance to the medians in several of the periods when performance was below the Performance Group and/or Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By: /s/Bradley J. Skapyak,
Bradley J. Skapyak, President
Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak,
Bradley J. Skapyak, President
Date:	June 25, 2014

By: /s/James Windels,
James Windels, Treasurer
Date:	June 25, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)